Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill [abstract]
Opening balance	€ 26,911	€ 26,979	€ 26,932
Impairment of goodwill	(56)	(20)	(814)
Closing balance	27,174	26,911	26,979
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	32,687	32,689	32,606
Acquisitions	353	38	904
Disposals	(12)	0	(6)
Translation adjustment	(39)	(40)	(815)
Reclassifications and other items	(40)	0	0
Reclassification to assets held for sale	0	0	0
Closing balance	32,949	32,687	32,689
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(5,776)	(5,710)	(5,535)
Impairment of goodwill	(56)	(20)	(814)
Disposals	12	0	0
Translation adjustment	45	(46)	778
Reclassifications and other items	0	0	(139)
Reclassification to assets held for sale	0	0	0
Closing balance	€ (5,775)	€ (5,776)	€ (5,710)